SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 18    SUBSEQUENT EVENTS

Management of the Partnership has reviewed subsequent events through August 3, 2017, the date the financial statements were issued, and concluded there were no events or transactions during this period that would require recognition or disclosure in the consolidated financial statements other than what is disclosed here and/or those already disclosed in the preceding notes.

Partnership

On April 25, 2017, the board of directors of our General Partner declared the Partnership’s first quarter 2017 cash distribution in the amount of $0.94 per common unit and was paid on May 15, 2017 to unitholders of record as of May 5, 2017. The declared distribution totaled $68 million and payable in the following manner: $65 million to common unitholders (including $5 million to the General Partner as a holder of 5,797,106 common units and $11 million to another subsidiary of TransCanada as holder of 11,287,725 common units) and $3 million to our General Partner, which included $1 million for its effective two percent general partner interest and $2 million of IDRs.

On May 25, 2017, the Partnership closed a $500 million public offering of senior unsecured notes bearing an interest rate of 3.90 percent maturing May 25, 2027. The net proceeds of $497 million were used to fund a portion of the Partnership’s June 1, 2017 acquisition. The indenture for the notes contains customary investment grade covenants.

On June 1, 2017, the Partnership acquired from subsidiaries of TransCanada a 49.34 percent interest in Iroquois Gas Transmission System, L.P. (Iroquois), including an option to acquire a further 0.66 percent interest in Iroquois, together with an additional 11.81 percent interest in PNGTS resulting in the Partnership owning a 61.71 percent interest in PNGTS (2017 Acquisition). The total purchase price of the 2017 Acquisition was $765 million plus preliminary purchase price adjustments amounting to $9 million. The purchase price consisted of  (i) $710 million for the Iroquois interest (less $164 million, which reflected our 49.34 percent share of Iroquois outstanding debt on June 1)  (ii) $55 million for the additional 11.81 percent interest in PNGTS (less $5 million, which reflected our 11.81% proportionate share in PNGTS’ debt on June 1) and (iii) preliminary working capital adjustments on PNGTS and Iroquois amounting to $3 million and $6 million, respectively. Additionally, the Partnership paid $1,000 for the option to acquire TransCanada’s remaining 0.66 percent interest in Iroquois. The Partnership funded the cash portion of the 2017 Acquisition through a combination of proceeds from the May 2017 public debt offering (refer to Note 5) and borrowing under our Senior Credit Facility.

As at the date of the 2017 Acquisition, there was significant cash on Iroquois’ balance sheet.  Pursuant to the Purchase and Sale Agreement associated with the acquisition of the Iroquois interest, as amended, the Partnership agreed to pay $28 million plus interest to TransCanada on August 1, 2017 for its 49.34 percent share of cash determined to be surplus to Iroquois’ operating needs. In addition, the Partnership expects to make a final working capital adjustment payment by the end of August. The $28 million and the related interest were included in accounts payable to affiliates at June 30, 2017.

The Iroquois’ partners adopted a distribution resolution to address the significant cash on Iroquois’ balance sheet post-closing. The Partnership expects to receive the $28 million of unrestricted cash as part of its quarterly distributions from Iroquois over 11 quarters under the terms of the resolution, beginning with the second quarter 2017 distribution on August 1, 2017.

The acquisition of a 49.34 percent interest in Iroquois was accounted prospectively and as a transaction between entities under common control, whereby the equity investment in Iroquois was recorded at TransCanada’s carrying value and the total excess purchase price paid was recorded as a reduction in Partners’ Equity.

The acquisition of an additional 11.81 percent interest in PNGTS, which resulted to the Partnership owning 61.71 percent in PNGTS, was accounted for as a transaction between entities under common control, similar to a pooling of interests, whereby assets and liabilities of PNGTS was recorded at TransCanada’s carrying value and the Partnership’s historical financial information, except net income per common unit, was recast to consolidate PNGTS for all periods presented.

On July 20, 2017, the board of directors of our General Partner declared the Partnership’s second quarter 2017 cash distribution in the amount of $1.00 per common unit payable on August 11, 2017 to unitholders of record as of August 1, 2017. The declared distribution reflects a $0.06 per common unit increase to the Partnership’s first quarter 2017 quarterly distribution. The declared distribution totaled $74 million and is payable in the following manner: $69 million to common unitholders (including $6 million to the General Partner as a holder of 5,797,106 common units and $11 million to another subsidiary of TransCanada as holder of 11,287,725 common units) and $5 million to our General Partner, which included $2 million for its effective two percent general partner interest and $3 million of IDRs.

Northern Border

Northern Border declared its March 2017 distribution of $13 million on April 7, 2017, of which the Partnership received its 50 percent share or $7 million on April 28, 2017.

Northern Border declared its April 2017 distribution of $14 million on May 12, 2017, of which the Partnership received its 50 percent share or $7 million on May 31, 2017.

Northern Border declared its May 2017 distribution of $12 million on June 7, 2017, of which the Partnership received its 50 percent share or $6 million on June 30, 2017.

Northern Border declared its June 2017 distribution of $14 million on July 7, 2017, of which the Partnership received its 50 percent share or $7 million on July 31, 2017.

Great Lakes

Great Lakes declared its first quarter 2017 distribution of $43 million on April 19, 2017, of which the Partnership received its 46.45 percent share or $20 million. The distribution was paid on May 1, 2017.

Great Lakes declared its second quarter 2017 distribution of $15 million on July 18, 2017, of which the Partnership will receive its 46.45 percent share or $7 million on August 1, 2017.

On April 24, 2017, Great Lakes reached an agreement on the terms of a potential new long-term transportation capacity contract with its affiliate, TransCanada.  The contract is for a term of 10 years with a total contract value of up to $758 million. The contract may commence as soon as November 1, 2017 and contains termination options beginning in year three. The contract is subject to the satisfaction of certain conditions, including but not limited to approval by the Canadian National Energy Board of an associated contract between TransCanada and third party customers. Great Lakes current rate structure includes a revenue sharing mechanism that requires Great Lakes to share with its customers certain percentages of any qualifying revenues earned above a calculated return on equity threshold. Additionally, Great Lakes is currently pursuing resolution of its March 31, 2017 General Section 4 Rate Filing (refer to Note 20). We cannot predict the cumulative impact of these circumstances to the Partnership’s earnings and cash flows at this time.

Iroquois

Iroquois declared its second quarter 2017 distribution of $28 million on July 27, 2017, of which the Partnership received its 49.34 percent share or $14 million on August 1, 2017.

NOTE 24 SUBSEQUENT EVENTS

Management of the Partnership has reviewed subsequent events through August 3, 2017, the date the financial statements were issued, and concluded there were no events or transactions during this period that would require recognition or disclosure in the consolidated financial statements other than what is disclosed here and/or those already disclosed in the preceding notes.

Partnership

On January 23, 2017, the board of directors of our General Partner declared the Partnership’s fourth quarter 2016 cash distribution in the amount of $0.94 per common unit and was paid on February 14, 2017 to unitholders of record as of February 2, 2017. The declared distribution totaled $68 million and was paid in the following manner: $64 million to common unitholders (including $5 million to the General Partner as holder of 5,797,106 common units and $11 million to another subsidiary of TransCanada as holder of 11,287,725 common units) and $4 million to our General Partner, which included $2 million for its effective two percent general partner interest and $2 million of IDRs payment.

On January 23, 2017, the board of directors of our General Partner declared distributions to Class B unitholders in the amount of $22 million and was paid on February 14, 2017. The Class B distribution represents an amount equal to 30 percent of GTN’s distributable cash flow during the year ended December 31, 2016 less $20 million.

On April 25, 2017, the board of directors of our General Partner declared the Partnership’s first quarter 2017 cash distribution in the amount of $0.94 per common unit and was paid on May 15, 2017 to unitholders of record as of May 5, 2017. The declared distribution totaled $68 million and was paid in the following manner: $65 million to common unitholders (including $5 million to the General Partner as a holder of 5,797,106 common units and $11 million to another subsidiary of TransCanada as holder of 11,287,725 common units) and $3 million to our General Partner, which included $1 million for its effective two percent general partner interest and $2 million of IDRs.

On May 25, 2017, the Partnership closed a $500 million public offering of senior unsecured notes bearing an interest rate of 3.90 percent maturing May 25, 2027. The net proceeds of $497 million were used to fund a portion of the Partnership’s June 1, 2017  acquisition.The indenture for the notes contains customary investment grade covenants.

On June 1, 2017, the Partnership acquired from subsidiaries of TransCanada a 49.34 percent interest in Iroquois Gas Transmission System, L.P. (Iroquois), including an option to acquire a further 0.66 percent interest in Iroquois, together with an additional 11.81 percent interest in PNGTS resulting in the Partnership owning a 61.71 percent interest in PNGTS (2017 Acquisition). The total purchase price of the 2017 Acquisition was $765 million plus preliminary purchase price adjustments amounting to $9 million. The purchase price consisted of  (i) $710 million for the Iroquois interest (less $164 million, which reflected our 49.34 percent share of Iroquois outstanding debt on June 1)  (ii) $55 million for the additional 11.81 percent interest in PNGTS (less $5 million, which reflected our 11.81% proportionate share in PNGTS’ debt on June 1) and (iii) preliminary working capital adjustments on PNGTS and Iroquois amounting to $3 million and $6 million, respectively. Additionally, the Partnership paid $1,000 for the option to acquire TransCanada’s remaining 0.66 percent interest in Iroquois. The Partnership funded the cash portion of the 2017 Acquisition through a combination of proceeds from the May 2017 public debt offering (refer to Note 5) and borrowing under our Senior Credit Facility.

As at the date of the 2017 Acquisition, there was significant cash on Iroquois’ balance sheet. Pursuant to the Purchase and Sale Agreement associated with the acquisition of the Iroquois interest, as amended, the Partnership agreed to pay $28 million plus interest to TransCanada on August 1, 2017 for its 49.34 percent share of cash determined to be surplus to Iroquois’ operating needs. In addition, the Partnership expects to make a final working capital adjustment payment by the end of August. The $28 million and the related interest were included in accounts payable to affiliates at June 30, 2017.

The Iroquois’ partners adopted a distribution resolution to address the significant cash on Iroquois’ balance sheet post-closing. The Partnership expects to receive the $28 million of unrestricted cash as part of its quarterly distributions from Iroquois over 11 quarters under the terms of the resolution, beginning with the second quarter 2017 distribution on August 1, 2017.

The acquisition of a 49.34 percent interest in Iroquois was accounted prospectively and as a transaction between entities under common control, whereby the equity investment in Iroquois was recorded at TransCanada’s carrying value and the total excess purchase price paid was recorded as a reduction in Partners’ Equity.

The acquisition of an additional 11.81 percent interest in PNGTS, which resulted to the Partnership owning 61.71 percent in PNGTS, was accounted for as a transaction between entities under common control, similar to a pooling of interests, whereby assets and liabilities of PNGTS was recorded at TransCanada’s carrying value and the Partnership’s historical financial information, except net income per common unit, was recast to consolidate PNGTS for all periods presented.

On July 20, 2017, the board of directors of our General Partner declared the Partnership’s second quarter 2017 cash distribution in the amount of $1.00 per common unit payable on August 11, 2017 to unitholders of record as of August 1, 2017. The declared distribution reflects a $0.06 per common unit increase to the Partnership’s first quarter 2017 quarterly distribution. The declared distribution totaled $74 million and is payable in the following manner: $69 million to common unitholders (including $6 million to the General Partner as a holder of 5,797,106 common units and $11 million to another subsidiary of TransCanada as holder of 11,287,725 common units) and $5 million to our General Partner, which included $2 million for its effective two percent general partner interest and $3 million of IDRs.

Northern Border

Northern Border declared its December 2016 distribution of $16 million on January 9, 2017, of which the Partnership received its 50 percent share or $8 million. The distribution was paid on January 31, 2017.

Northern Border declared its January 2017 distribution of $18 million on February 15, 2017, of which the Partnership received its 50 percent share or $9 million on February 28, 2017.

Northern Border declared its February 2017 distribution of $9 million on March 10, 2017, of which the Partnership received its 50 percent share or $5 million on March 31, 2017.

Northern Border declared its March 2017 distribution of $13 million on April 7, 2017, of which the Partnership received its 50 percent share or $7 million on April 28, 2017.

Northern Border declared its April 2017 distribution of $14 million on May 12, 2017, of which the Partnership received its 50 percent share or $7 million on May 31, 2017.

Northern Border declared its May 2017 distribution of $12 million on June 7, 2017, of which the Partnership received its 50 percent share or $6 million on June 30, 2017.

Northern Border declared its June 2017 distribution of $14 million on July 7, 2017, of which the Partnership received its 50 percent share or $7 million on July 31, 2017.

Great Lakes

Great Lakes declared its fourth quarter 2016 distribution of $14 million on January 9, 2017, of which the Partnership received its 46.45 percent share or $7 million. The distribution was paid on February 1, 2017.

Great Lakes declared its first quarter 2017 distribution of $43 million on April 19, 2017, of which the Partnership received its 46.45 percent share or $20 million. The distribution was paid on May 1, 2017.

Great Lakes declared its second quarter 2017 distribution of $15 million on July 18, 2017, of which the Partnership will receive its 46.45 percent share or $7 million on August 1, 2017.

Great Lakes is required to file a new Section 4 rate case with rates effective no later than January 1, 2018 as part of the settlement agreement with customers approved in November 2013. On March 31, 2017, Great Lakes filed its rate case pursuant to Section 4 of the Natural Gas Act. The rates proposed in the filing will become effective on October 1, 2017, subject to refund, if alternate resolution to the proceeding is not reached prior to that date.  Great Lakes is currently seeking to achieve a mutually beneficial resolution through settlement with its customers.

On April 24, 2017, Great Lakes reached an agreement on the terms of a potential new long-term transportation capacity contract with its affiliate, TransCanada.  The contract is for a term of 10 years with a total contract value of up to $758 million. The contract may commence as soon as November 1, 2017 and contains termination options beginning in year three. The contract is subject to the satisfaction of certain conditions, including but not limited to approval by the Canadian National Energy Board of an associated contract between TransCanada and third party customers. Great Lakes current rate structure includes a revenue sharing mechanism that requires Great Lakes to share with its customers certain percentages of any qualifying revenues earned above a calculated return on equity threshold. Additionally, Great Lakes is currently pursuing resolution of its March 31, 2017 General Section 4 Rate Filing. We cannot predict the cumulative impact of these circumstances to the Partnership’s earnings and cash flows at this time.

PNGTS

On January 3, 2017, PNGTS  paid the amount due on December 31, 2016 on its 2003 Senior Secured Notes amounting to $6.3 million representing $5.5 million in principal and $0.8 million in interest pursuant to the terms of the Note Purchase agreement. Under the agreement, any principal and interest that is due on a date other than a normal business day shall be made on the next succeeding business day without additional interest or penalty.

Iroquois

Iroquois declared its second quarter 2017 distribution of $28 million on July 27, 2017, of which the Partnership received its 49.34 percent share or $14 million on August 1, 2017.